Other income and expenses, net (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of other income and expenses, net

	2021	2020	2019
Remeasurement of asset retirement and environmental obligations – note 26	(6,664)	(900)	4,810
Provision of legal claims – note 27	(13,173)	(10,912)	(4,424)
Contribution to communities	(7,070)	(2,773)	(3,893)
Derivative financial instruments - note 16 (b)	7,486	948	(833)
Loss on sale of property, plant and equipment and intangible assets	(4,891)	(2,268)	(857)
Pre-operating expenses related to Aripuanã	(8,753)	(1,885)	(1,312)
ICMS tax incentives (i)	71,949	-	-
Others	(6,936)	(1,374)	(11,697)
	31,948	(19,164)	(18,206)
(i)	The Brazilian Complementary Law No. 160/2017, which amended Law No. 12.973/2014, states that government grants of ICMS tax incentives are considered investment subsidies and excluded from taxable income for the purpose of calculating the corporate income taxes IRPJ and CSLL. In 2021, the Company, supported by the opinion of its external legal advisors, concluded that the ICMS tax incentives obtained in 2021 and 2020 for a total amount of US$ 71,949 could be excluded from the corporate income taxes basis for the fiscal year ended on December 31, 2021 and recognized ICMS taxes in Taxes on Sales and ICMS tax incentives in Other income and expense, net. The ICMS tax incentives are a permanent difference and the related corporate income tax effect in the amount of USD 24,463 reduced the current tax expense in 2021 as shown in note 11 (a).